Share-based compensation expense	6 Months Ended
Jun. 30, 2021
Share-based compensation expense
Share-based compensation expense

Note 12 – Share-based compensation expense

Share-based compensation expenses comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020
Stock options and restricted share units	$1.6	$1.3	$3.0	$2.5
Deferred share units	3.4	5.5	4.0	5.6
	$5.0	$6.8	$7.0	$8.1

Share-based compensation expenses include the amortization expense of equity-settled stock options and restricted share units, as well as the gain or loss on the mark-to-market of the value of the deferred share units (“DSUs”) granted to the directors of the Company. These expenses were previously presented in general and administrative expenses. Amounts in the comparative period have been reclassified in order to conform with the current period presentation.